Regulatory Matters - Summary of Bank's Capital Amount and Ratios and Regulatory Thresholds (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Amount	$ 58,816	$ 45,056
Tier 1 Capital to Risk-Weighted Assets, Actual Amount	58,816	45,056	$ 38,581
Total Capital to Risk-Weighted Assets, Actual Amount	61,711	47,567	40,064
Tier I Capital to Total Assets, Actual Amount	$ 58,816	$ 45,056	$ 38,581
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Ratio	14.72%	12.44%
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Amount	$ 58,816	$ 45,056
Tier I Capital to Risk-Weighted Assets, Actual Ratio	14.72%	12.44%	32.57%
Tier 1 Capital to Risk-Weighted Assets, Actual Amount	$ 58,816	$ 45,056	$ 38,581
Total Capital to Risk-Weighted Assets, Actual Ratio	15.44%	13.13%	33.82%
Total Capital to Risk-Weighted Assets, Actual Amount	$ 61,711	$ 47,567	$ 40,064
Tier I Capital to Total Assets, Actual Ratio	12.11%	9.76%	16.99%
Tier I Capital to Total Assets, Actual Amount	$ 58,816	$ 45,056	$ 38,581
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 17,981	$ 16,297
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Ratio	14.72%	12.44%
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 23,975	$ 21,729	$ 4,738
Tier I Capital to Risk-Weighted Assets, Actual Ratio	14.72%	12.44%	32.57%
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 31,967	$ 28,972	$ 9,477
Total Capital to Risk-Weighted Assets, Actual Ratio	15.44%	13.13%	33.82%
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Amount	$ 19,421	$ 18,466	$ 9,083
Tier I Capital to Total Assets, Actual Ratio	12.11%	9.76%	16.99%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 17,981	$ 16,297
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	6.00%	6.00%	4.00%
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 23,975	$ 21,729	$ 4,738
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	8.00%	8.00%	8.00%
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 31,967	$ 28,972	$ 9,477
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Ratio	4.00%	4.00%	4.00%
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Amount	$ 19,421	$ 18,466	$ 9,083
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 25,973	$ 23,540
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 31,967	$ 28,972	$ 7,107
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	6.00%	6.00%	4.00%
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 39,959	$ 36,215	$ 11,846
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	8.00%	8.00%	8.00%
Tier I Capital to Total Assets, Minimum to be Well Capitalized Amount	$ 24,276	$ 23,082	$ 11,354
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Ratio	4.00%	4.00%	4.00%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	6.50%	6.50%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 25,973	$ 23,540
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	8.00%	8.00%	6.00%
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 31,967	$ 28,972	$ 7,107
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	10.00%	10.00%	10.00%
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 39,959	$ 36,215	$ 11,846
Tier I Capital to Total Assets, Minimum to be Well Capitalized Ratio	5.00%	5.00%	6.00%
Tier I Capital to Total Assets, Minimum to be Well Capitalized Amount	$ 24,276	$ 23,082	$ 11,354
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	6.50%	6.50%
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	8.00%	8.00%	6.00%
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	10.00%	10.00%	10.00%
Tier I Capital to Total Assets, Minimum to be Well Capitalized Ratio	5.00%	5.00%	6.00%